Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Jan. 31, 2007 Management M Y	Jan. 31, 2007 Restricted shares numerator denominator	Dec. 31, 2011 Restricted shares	Dec. 31, 2010 Restricted shares	Dec. 31, 2009 Restricted shares	Jan. 31, 2007 Restricted shares Management participant	Jan. 31, 2007 Restricted shares Directors and officers participant	Jan. 31, 2007 Restricted shares Other employees participant	Apr. 30, 2007 Restricted shares Executives participant	Apr. 30, 2007 Restricted shares Third party consultant participant	Dec. 31, 2011 2006 Stock Incentive Plan	Dec. 31, 2011 2006 Stock Incentive Plan Restricted shares Maximum	Dec. 31, 2011 2006 Stock Incentive Plan Stock options Maximum
Share-Based Compensation
Number of shares the company is authorized to issue											12,745,438	2,715,243	10,030,195
Number of participants to whom unvested shares were granted						68	8	60	1	1
Vesting of awards per year (percent) ratably on the anniversary of the grant date	20.00%
Vesting period (in years)	5 years
Anniversary on which the vesting of shares begins (in years)	1
Period (in months) that the company has the option to purchase all or part of shares after first vesting	6
Estimated fair value of underlying ordinary shares (in dollars per share)		$ 4.96
Preferred stock conversion basis, numerator		1
Preferred stock conversion basis, denominator		1
Preferred stock issuance price (in dollars per share)		$ 4.835
Estimated IPO stock issuance price (in dollars per share)									$ 11
Number of Non-vested Shares
Outstanding at the beginning of the period (in shares)			1,031,528	1,559,292	2,096,848
Granted (in shares)			20,000		24,000	2,576,060	1,576,300	999,760	30,000	15,000
Vested (in shares)			(525,764)	(527,764)	(530,212)
Forfeited (in shares)			(2,448)		(31,344)
Outstanding at the end of the period (in shares)			523,316	1,031,528	1,559,292
Grant date Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)			$ 5.00	$ 5.10	$ 5.22
Granted (in dollars per share)			$ 5.95		$ 3.89
Vested (in dollars per share)			$ 5.02	$ 4.97	$ 5.24
Forfeited (in dollars per share)			$ 4.96		$ 9.59
Outstanding at the end of the period (in dollars per share)			$ 5.02	$ 5.00	$ 5.10
Additional disclosures
Total fair value of restricted stock vested (in dollars)			$ 2,639	$ 2,623	$ 2,778